CONVERTIBLE NOTES - 2019 Convertible Notes (Details) - Convertible promissory notes - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Jan. 31, 2020
Exchange Transaction
Fair value of convertible debt		$ 15.4
2019 Convertible Notes
Debt Instrument [Line Items]
Proceeds from loan	$ 65.5
Proceeds from related parties	$ 54.5
Fixed interest rate, annual	8.00%
Maturity date, extension period	6 months
Debt issuance costs	$ 2.3
Expected life of notes	1 year
Warrant liabilities	$ 4.0
Exchange Transaction
Fair value of convertible debt	36.5
Fair value of warrants	4.0
Fair value of preferred stock	71.4
Cash paid in exchange transaction	35.6
Carrying value of preferred and common equity exchange	87.3
Effect of exchange transaction	$ 11.0
2019 Convertible Notes | 2019 Preferred Stock Warrants
Debt Instrument [Line Items]
Warrants issued	23,177,068